Asset Retirement Obligation (Table)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset retirement obligations
In 2019 and 2018, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2019 and 2018, were as follows:

	2019	2018
(Dollars in millions)
Balance at beginning of year	$203	$183
Additional liabilities accrued	2	2
Revisions in estimated cash outflows	2	8
Disposition of assets	(1)	(1)
Accretion expense	14	12
Transferred to Liabilities held for sale	—	(1)
Balance at end of year	$220	$203